ARROW INVESTMENTS TRUST

March 5, 2012

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

Re: Arrow Investments Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-1A, filed electronically on March 1, 2012.

If you have any questions or require further information, please contact Michael Barolsky of Thompson Hine LLP at (513) 352-6672.

Sincerely,

/s/ Joseph Barrato

Joseph Barrato

President